Schedule of anti-dilutive securities excluded from computation of earnings per share (Details) - shares		Sep. 30, 2025	Sep. 30, 2024
Net income (loss) per share
Number of New Class A Ordinary Shares available for exercise by outstanding warrants	[1]	208	208

[1]	The share amounts are presented on a retroactive basis, giving effect to the completion of the share consolidation and re-designation of share capital on August 25, 2025, the share consolidation on August 6, 2026, and the share consolidation on October 7, 2026 (see Note 15). The capital reduction effected on July 2, 2026 was not retroactively applied since the capital reduction occurred after the end of the reporting period (see Note 15).